Consolidated Income Statement - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating revenues
Scheduled revenues	€ 5,566.2	€ 5,261.1	€ 5,134.0
Ancillary revenues	2,928.6	2,436.3	2,017.0
Total operating revenues	8,494.8	7,697.4	7,151.0
Operating expenses
Fuel and oil	(2,762.2)	(2,427.3)	(1,902.8)
Airport and handling charges	(1,140.2)	(1,061.5)	(938.6)
Staff costs	(1,106.9)	(984.0)	(738.5)
Route charges	(736.0)	(745.2)	(701.8)
Depreciation	(748.7)	(640.5)	(561.0)
Marketing, distribution and other	(578.8)	(547.3)	(410.4)
Maintenance, materials and repairs	(256.4)	(190.9)	(148.3)
Aircraft rentals	(38.2)	(83.9)	(82.3)
Total operating expenses	(7,367.4)	(6,680.6)	(5,483.7)
Operating profit	1,127.4	1,016.8	1,667.3
Finance expense	(480.1)	(59.1)	(60.1)
Finance income	21.4	3.7	2.0
Foreign exchange gain/(loss)	1.6	(3.5)	2.1
Gain on sale of associate		6.0
Share of associate losses		(15.8)
Total other income/(expenses)	(457.1)	(68.7)	(56.0)
Profit before tax	670.3	948.1	1,611.3
Tax expense on profit	(21.6)	(63.1)	(161.1)
Profit for the year - all attributable to equity holders of parent	€ 648.7	€ 885.0	€ 1,450.2
Basic earnings per ordinary share (euro cent)	€ 0.5824	€ 0.7739	€ 1.2151
Diluted earnings per ordinary share (euro cent)	€ 0.5793	€ 0.7665	€ 1.2045
Number of weighted average ordinary shares (in Ms)	1,113.8	1,143.6	1,193.5
Number of weighted average diluted shares (in Ms)	1,119.8	1,154.6	1,204.0